                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    N/A

  NAME OF REGISTRANT:                                                    VANGUARD INVESTMENT SERIES PLC

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2010 - JUNE 30, 2011

  FUND:   VANGUARD SHORT-TERM INVESTMENT-GRADE FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               ARKLE MASTER ISSUER PLC

  TICKER:               N/A                                  CUSIP:   041239BV5

  MEETING DATE:   6/20/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: AUTHORISE ISSUER, NOTE TRUSTEE AND                 ISSUER             NO              N/A                  N/A

ISSUER SECURITY TRUSTEE TO IMPLEMENT PROPOSED

AMENDMENTS; SANCTION ABROGATION OF NOTEHOLDERS'

RIGHTS; DISCHARGE ISSUER, NOTE TRUSTEE AND ISSUER

SECURITY TRUSTEE FROM ALL LIABILITY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PERMANENT MASTER ISSUER PLC

  TICKER:               N/A                                  CUSIP:   71419GAP5

  MEETING DATE:   6/22/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: AUTHORISE MASTER ISSUER, NOTE TRUSTEE            ISSUER            YES             FOR                  FOR

AND MASTER ISSUER SECURITY TRUSTEE TO IMPLEMENT

PROPOSED AMENDMENTS; SANCTION ABROGATION OF

NOTEHOLDERS' RIGHTS; DISCHARGE MASTER ISSUER, NOTE

TRUSTEE AND MASTER ISSUER SECURITY TRUSTEE FROM ALL

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PERMANENT MASTER ISSUER PLC

  TICKER:               N/A                                  CUSIP:   71419GAP5

  MEETING DATE:   6/22/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: AUTHORISE MASTER ISSUER, NOTE TRUSTEE            ISSUER            YES             FOR                  FOR

AND MASTER ISSUER SECURITY TRUSTEE TO IMPLEMENT

PROPOSED AMENDMENTS; SANCTION ABROGATION OF

NOTEHOLDERS' RIGHTS; DISCHARGE MASTER ISSUER, NOTE

TRUSTEE AND MASTER ISSUER SECURITY TRUSTEE FROM ALL

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PERMANENT MASTER ISSUER PLC

  TICKER:               N/A                                  CUSIP:   71419GAQ3

  MEETING DATE:   6/22/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: AUTHORISE MASTER ISSUER, NOTE TRUSTEE            ISSUER            YES             FOR                  FOR

AND MASTER ISSUER SECURITY TRUSTEE TO IMPLEMENT

PROPOSED AMENDMENTS; SANCTION ABROGATION OF

NOTEHOLDERS' RIGHTS; DISCHARGE MASTER ISSUER, NOTE

TRUSTEE AND MASTER ISSUER SECURITY TRUSTEE FROM ALL

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD INVESTMENT SERIES PLC

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2011

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.